Financial risk management and fair values - Movement in loss allowance account in respect of trade receivables (Details) - Loss allowance - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at the beginning of period	¥ (43,183,000)	¥ (91,726,000)
Amounts written off during the year		73,431,000
Credit loss recognized during the year	(19,870,000)	(24,239,000)
Exchange adjustment	3,226,000	(649,000)
Balance at the end of period	(59,827,000)	(43,183,000)
Increase (decrease) through origination of new financial assets		1,297,000
Increase through increase in days past due over 30 days or past due over 450 days	25,206,000	14,798,000
Decrease through decrease in days past due over 90 days but less than 450 days	15,287,000
Increase (Decrease) Through Write-Off Trade Receivables		73,431,000
Increase due to deterioration of financial status of certain overseas distributor	5,704,000	11,387,000
Other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit loss recognized during the year	¥ 0	¥ 0